Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Salaries and bonus	$ 0	$ 0	$ 250,000	$ 0
Short-term employee benefits	602	533	1,185	1,083
Stock-based compensation	184,827	375,172	414,015	804,050
Total	$ 185,429	$ 375,705	$ 665,200	$ 805,133